SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Summary of Amounts of Revenues and Significant Expense Categories that are Regularly Provided to the CODM and Included in Reported Segment Profit or Loss

Amounts of revenues and significant expense categories that are regularly provided to the CODM and included in reported segment profit or loss are summarized as follows:

(in US$ thousands)	2024	2023	2022
Revenues from external customers	$2,969	$4,292	$5,585
Personnel expenses	(2,860)	(2,998)	(3,443)
Licensing and royalty fees	(637)	(952)	(1,210)
Depreciation	(48)	(43)	(24)
Amortization	(10)	(12)	(9)
Interest income	7	8	2
Interest expenses	(37)	(38)	(63)
Foreign exchange gain (loss)	211	(19)	255
Rent and utilities	(559)	(569)	(123)
Other expenses	(372)	(575)	(1,328)
Other non-operating income, net	1	3	70
Digital Entertainment Segment Net Loss	(1,335)	(903)	(288)
Headquarters expenses	(871)	(2,491)	(2,277)
Reconciliation of profit or loss
Adjustments and reconciling items	(90)	(5)	(187)
Consolidated Net Loss	$(2,296)	$(3,399)	$(2,752)

Summary Reconciliations of Reportable Segment Assets and Other Significant Items

Reconciliations of reportable segment assets and other significant items to the consolidated totals are summarized as follows:

(in US$ thousands)	2024	2023
Total assets for reportable segments	$3,274	$4,216
Cash held in corporate headquarters	33,856	37,040
Marketable securities - noncurrent	5,441	5,777
Elimination of receivables from corporate headquarters	(605)	(601)
Other unallocated amounts	392	65
Consolidated Total	$42,358	$46,497

(in US$ thousands)	Segment Totals	Adjustments	Consolidated Totals
2024
Revenues from external customers	$2,969	$—	$2,969
Interest income	7	1,956	1,963
Interest expense	(37)	37	—
Depreciation and amortization	(58)	—	(58)

2023
Revenues from external customers	4,292	—	4,292
Interest income	8	1,803	1,811
Interest expense	(38)	38	—
Depreciation and amortization	(55)	—	(55)

2022
Revenues from external customers	5,585	—	5,585
Interest income	2	716	718
Interest expense	(63)	63	—
Depreciation and amortization	(33)	—	(33)

Summary of Revenues From Major Products Line

Revenues from our Company’s major product lines are summarized as follows:

(in US$ thousands)	2024	2023	2022
MahJong and casino casual games	$1,051	$1,070	$1,308
PC-based online sports games	1,539	2,696	3,395
Mobile role playing games	338	464	801
Other games and game related revenues	41	62	81
	$2,969	$4,292	$5,585

Revenue by Geographic Region

Revenues by geographic area are attributed by country of the operating entity location. Revenue from by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2024	2023	2022
Taiwan	$1,602	$1,785	$2,427
Hong Kong	1,367	2,507	3,158
	$2,969	$4,292	$5,585

Geographic Information for Property, Plant and Equipment, Intangible Assets and Operating Lease Right-of-use Assets

Geographic information for property, plant and equipment, intangible assets and operating lease right-of-use assets are as follows:

(in US$ thousands)	December 31, 2024			December 31, 2023
Geographic region / country	Property, plant and equipment, net	Intangible assets, net	Operating lease right-of-use assets, net	Property, plant and equipment, net	Intangible assets, net	Operating lease right-of-use assets, net
Taiwan	$101	$7	$466	$111	$13	$869
Hong Kong	—	—	18	—	—	75
	$101	$7	$484	$111	$13	$944